783-P1 04/26

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SUPPLEMENT DATED APRIL 17, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED MAY 1, 2025, OF

FRANKLIN ALLOCATION VIP FUND (THE “FUND”)

All changes described below are effective June 1, 2026.

1. The following replaces the reference to Berkeley Belknap in the section titled “Fund Summary – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

Brett S. Goldstein, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

Laura Green, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since June 2026.

2. The following replaces the reference to Berkeley Belknap in the section titled “Fund Details – Management” in the Fund’s Prospectus:

Brett S. Goldstein, CFA Portfolio Manager of Advisers

Mr. Goldstein has been a portfolio manager of the Fund since June 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Goldstein was a portfolio manager for Putnam Investment Management, LLC (“Putnam Management”). He joined Putnam Management in 2010.

Laura Green, CFA Portfolio Manager of Advisers

Ms. Green has been a portfolio manager of the Fund since June 2026. She joined Franklin Templeton in 2020.

3. The following replaces references to Berkeley Belknap in the table in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Brett S. Goldstein*	Registered Investment Companies	38	16,062.5	None	None
	Other Pooled Investment Vehicles	28	15,821.5	None	None
	Other Accounts	11	64.8	None	None
Laura Green*	Registered Investment Companies	17	14,034.5	None	None
	Other Pooled Investment Vehicles	28	6,781.4	None	None
	Other Accounts	246	5,219.3	2	81.1

*Information is provided as of February 28, 2026.

4. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

As of March 31, 2026, Brett S. Goldstein and Laura Green did not own any shares of the Fund.

Please retain this supplement for future reference.